Inventories, net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Inventories
Inventory, Gross	¥ 49,360,503		¥ 44,898,944
Inventory valuation allowance	(1,095,054)		(868,860)
Inventories, net	48,265,449	$ 6,752,585	44,030,084
Products
Inventories
Inventory, Gross	49,182,983		44,678,983
Packing materials and others
Inventories
Inventory, Gross	¥ 177,520		¥ 219,961